LEASES - Impact of ASC 842 on the consolidated balance sheets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases:
Right-of-use assets	¥ 30,638,920	$ 4,381,307	¥ 35,907,761
Lease liabilities-current	15,303,799	2,188,414	18,085,643
Lease liabilities-non-current	14,617,119	$ 2,090,220	17,120,842
Total lease liabilities	¥ 29,920,918		¥ 35,206,485